Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision/(benefit) for income taxes for the year ended September 30, 2015 and 2014 was as follows (assuming a 15% effective tax rate)

	September 30, 2015	September 30, 2014
Current Tax Provision
Federal -
Taxable income	$-	$-
Total current tax provisions	$-	$-
	$-	$-

Deferred Tax Provision
Federal -
Loss carry forwards	$193,592	$263,821
Change in valuation allowance	$-193,592	$-263,821
Total deferred tax provisions	$-	$-

The Company had deferred income tax assets as of September 30, 2015 and September 30, 2014 as follows:

	September 30,
	2015	2014
Loss carry forward	$1,290,613	$1,560,122
Less - Valuation allowance	$-1,290,613	$-1,560,122
	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for period ended September 30, 2014 because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of September 30, 2015, the Company had approximately $10,986,677 in tax loss carryforwards that can be utilized future periods to reduce taxable income, and the carryforward incurred for the year ended September 30, 2015 will expire by the year 2035.

The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Corporation are subject to examination by the IRS, generally for three years after they are filed.